ACQUISITIONS (Details) - Schedule of Business Acquisitions, by Acquisition (The Fresh Diet [Member], USD $)	0 Months Ended	3 Months Ended
	Aug. 15, 2014	Mar. 31, 2015	Aug. 15, 2014
Business Acquisition [Line Items]
Common Stock - 10,000,000 shares	$ 14,000,000	$ 9,645,912
Total purchase price	14,000,000	12,645,912
Tangible assets acquired	2,567,223	2,567,223	2,567,223
Liabilities assumed	11,035,724	11,035,724	11,035,724
Net tangible assets	(8,468,501)	(8,468,501)	(8,468,501)
Goodwill	17,968,501	16,614,413	17,968,501
Total purchase price	14,000,000	12,645,912	14,000,000
Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible Assets	2,700,000	2,700,000	2,700,000
Trade Names [Member]
Business Acquisition [Line Items]
Intangible Assets	$ 1,800,000	$ 1,800,000	$ 1,800,000